June 13, 2013

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Alpine Income Trust (the “Trust”)
File Nos. (333-100289) and (811-21210)

Ladies and Gentlemen:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to its prospectus. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the final form of Trust’s prospectus dated May 30, 2013 as filed on June 3, 2013 pursuant to Rule 497(c).

Sincerely,

/s/ Matthew Breitman
Matthew Breitman
General Counsel Alpine Woods Capital Investors, LLC